Debt (Tables)	12 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Short-Term Loans	The Company borrowed from PRC banks, other financial institutions and third parties as working capital funds. As of June 30, 2023 and 2022, the Company’s debt consisted of the following:
		June 30, 2023	June 30, 2022
Shanghai Pudong Development Bank	(1)	$4,152,000	$5,000,000
Agricultural Bank of China	(2)	2,750,000	3,200,000
Industrial and Commercial Bank of China	(3)	2,400,000	2,600,000
Bank Of China	(4)	4,732,116	1,008,400
Less: Debt issuance cost	(5)	(11,593)	(48,013)
Total short-term loans, net		$14,022,523	$11,760,387

(1)      On March 15, 2022, the Company borrowed $2.7 million short-term loan from Shanghai Pudong Development Bank (“SPD”) bank as working capital for six months, with loan maturity date on September 13, 2022 and effective interest rate of 4.2% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

(2) On February 25, 2022, the Company signed a new loan contract with Agricultural Bank of China (“ABC bank”) to borrow $3.2 million as working capital, with loan maturity date on August 22, 2022 and effective interest rate of 1.9% per annum. The loan was guaranteed by the Company’s certain shareholders and related parties. The loan was fully repaid upon maturity.

(3) On May 17, 2022, the Company borrowed $1.3 million short-term loan from Industrial and Commercial Bank of China (“ICBC”) as working capital for three months, with loan maturity date on August 12, 2022 and effective interest rate of 2.1% per annum. The loan was fully repaid upon maturity.

(4) On June 24, 2022, the Company borrowed GBP£0.82 million (approximately $1.0 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on June 21, 2023 and effective interest rate of 1.91% per annum. The loan was pledged by a term deposit of JPY ¥136,300,000 (approximately $1.00 million). The loan was fully repaid upon maturity.

(5) In order to obtain the above-mentioned loans from PRC banks, as of June 30 2023 and 2022, the Company incurred total of $292,998 and $142,430 loan origination fees to be paid to above mentioned related parties for providing loan guarantees and pledging their personal assets as collaterals to safeguard the loans. The loan origination fees were recorded as deferred financing cost against the loan balances. For the year ended June 30, 2023 and 2022, $215,370 and $197,366 deferred financing cost was amortized, respectively.